Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

October 10, 2008

Via Edgar

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust”)

(File No. 811-5028)

Ladies and Gentlemen:

On behalf of the Trust, attached for electronic filing pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, is Amendment No. 180 to the Registration Statement of the Trust on Form N-1A, which is being filed for the purpose of: (i) renaming the PIMCO Money Market Portfolio to the PIMCO Short-Term Floating NAV Portfolio; and (ii) making corresponding changes to the Portfolio’s Offering Memorandum, dated October 10, 2008, and Offering Memorandum Supplement, dated October 10, 2008. This amendment does not affect the currently effective Offering Memorandum and Offering Memorandum Supplement as it relates to other series of the Trust’s Private Account Portfolio Series.

No fees are required in connection with this filing. Please address any questions or comments concerning the attached to the undersigned at (202) 261-3351.

Sincerely,

/s/ Megan C. Johnson
Megan C. Johnson

Attachment